Reverse recapitalization - Schedule of Reverse Recapitalization Share Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Jun. 23, 2022
Class C-1 Ordinary Shares
Reverse Recapitalization [Line Items]
Fair value of shares issued	$ 14,145		$ 14,145		$ 17,920	$ 3,285
Number of shares outstanding (in shares)	20,499,965		20,499,965		15,999,965
Changes in fair value measurement			$ (7,060)
Net changes in fair value measurement	$ 2,870	$ 13,760	3,775	$ 13,760
Class C-2 American Depositary Shares
Reverse Recapitalization [Line Items]
Fair value of shares issued	$ 3,105		$ 3,105		$ 10,080	$ (3,285)
Number of shares outstanding (in shares)	4,500,000		4,500,000		9,000,000
Changes in fair value measurement			$ (3,690)
Net changes in fair value measurement	$ 630	7,771	6,975	7,771
Class C Shares
Reverse Recapitalization [Line Items]
Fair value of shares issued	$ 17,250		$ 17,250		$ 28,000
Number of shares outstanding (in shares)	24,999,965		24,999,965		24,999,965
Net changes in fair value measurement	$ 3,500	$ 21,531	$ 10,750	$ 21,531